Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases
Schedule of Partnership's revenues by time charter and bareboat charters and other revenues

	Year Ended December 31,
(U.S. Dollars in thousands)	2024	2023	2022
Time charter revenues (service element included)	$302,061	$246,670	$216,822
Bareboat revenues	4,854	30,414	45,975
Total time charter and bareboat revenues	306,915	277,084	262,797
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	11,684	13,632	5,788
Total revenues	$318,599	$290,716	$268,585

Schedule of minimum contractual future revenues

(U.S. Dollars in thousands)
2025	$316,989
2026	245,353
2027	156,374
2028	75,494
2029	42,007
2030 and thereafter	34,210
Total	$870,427

Schedule of maturity analysis of partnership's lease liabilities

(U.S. Dollars in thousands)
2025	$1,223
2026	98
2027	—
2028	—
2029 and thereafter	—
Total	1,321
Less imputed interest	52
Carrying value of operating lease liabilities	$1,269